Submission	Nov. 06, 2025
Submission [Line Items]
Central Index Key	0001474167
Registrant Name	Cosmos Health Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Cosmos Health Inc.